Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total	Total shareholders’ equity	Common shares (no par value)	Additional paid-in capital	Retained earnings	Common shares in treasury, at cost	Accumulated other comprehensive income, net of tax		Unrealized net gains (losses) on financial assets at fair value through other comprehensive income, net of tax [2]	Unrealized net gains (losses) attributable to change in own credit risk of financial liabilities designated at fair value through profit and loss, net of tax [2]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [2]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [2]	Foreign currency translation, net of tax [2]	Unrealized net gains (losses) from equity method investments	Additional equity components	[3]	Noncontrolling interests
Equity, Beginning Balance at Dec. 31, 2022		€ 72,141	€ 61,772	€ 5,291	€ 40,513	€ 17,769	€ (331)	€ (1,470)	[1]	€ (1,143)	€ 62	€ (570)	€ 0	€ 172	€ 10	€ 8,578		€ 1,791
Total comprehensive income (loss), net of tax	[1]	6,104	6,027	0	0	6,332	0	(306)		264	(43)	592	0	(1,102)	(16)	0		78
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0	0	[1]	0	0	0	0	0	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	0	0	0	0	[1]	0	0	0	0	0	0	0		0
Common shares cancelled	[4]	0	0	(68)	(232)	0	300	0	[1]	0	0	0	0	0	0	0		0
Cash dividends paid		(710)	(610)	0	0	(610)	0	0	[1]	0	0	0	0	0	0	0		(100)
Coupon on additional equity components, before tax		(498)	(498)	0	0	(498)	0	0	[1]	0	0	0	0	0	0	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(149)	(148)	0	0	(148)	0	0	[1]	0	0	0	0	0	0	0		(1)
Net change in share awards in the reporting period		(95)	(94)	0	(94)	0	0	0	[1]	0	0	0	0	0	0	0		(1)
Treasury shares distributed under share-based compensation plans		407	407	0	0	0	407	0	[1]	0	0	0	0	0	0	0		0
Tax benefits related to share-based compensation plans		26	27	0	27	0	0	0	[1]	0	0	0	0	0	0	0		(1)
Option premiums and other effects from options on common shares		(65)	(65)	0	(65)	0	0	0	[1]	0	0	0	0	0	0	0		0
Purchases of treasury shares		(857)	(857)	0	0	0	(857)	0	[1]	0	0	0	0	0	0	0		0
Sale of treasury shares		0	0	0	0	0	0	0	[1]	0	0	0	0	0	0	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	[1]	0	0	0	0	0	0	0		0
Other		26	39	0	39	0	0	0	[1]	0	0	0	0	0	0	(9)	[5]	(4)
Equity, Ending Balance at Dec. 31, 2023		76,330	65,999	5,223	40,187	22,845	(481)	(1,775)	[1]	(879)	18	22	0	(930)	(6)	8,569		1,763
Total comprehensive income (loss), net of tax	[1]	5,002	4,811	0	0	4,342	0	469		(317)	(131)	1	0	918	(1)	0		191
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0	0	[1]	0	0	0	0	0	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	0	(5)	0	5	[1]	0	5	0	0	0	0	0		0
Common shares cancelled	[4]	0	0	(117)	(333)	0	450	0	[1]	0	0	0	0	0	0	0		0
Cash dividends paid		(1,147)	(883)	0	0	(883)	0	0	[1]	0	0	0	0	0	0	0		(264)
Coupon on additional equity components, before tax		(574)	(574)	0	0	(574)	0	0	[1]	0	0	0	0	0	0	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		149	148	0	0	148	0	0	[1]	0	0	0	0	0	0	0		1
Net change in share awards in the reporting period		(23)	(23)	0	(23)	0	0	0	[1]	0	0	0	0	0	0	0		0
Treasury shares distributed under share-based compensation plans		444	444	0	0	0	444	0	[1]	0	0	0	0	0	0	0		0
Tax benefits related to share-based compensation plans		53	53	0	53	0	0	0	[1]	0	0	0	0	0	0	0		0
Option premiums and other effects from options on common shares		(41)	(41)	0	(41)	0	0	0	[1]	0	0	0	0	0	0	0		0
Purchases of treasury shares		(1,126)	(1,126)	0	0	0	(1,126)	0	[1]	0	0	0	0	0	0	0		0
Sale of treasury shares		0	0	0	0	0	0	0	[1]	0	0	0	0	0	0	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	[1]	0	0	0	0	0	0	0		0
Other		2,798	(99)	0	(99)	0	0	0	[1]	0	0	0	0	0	0	2,981	[5]	(84)
Equity, Ending Balance at Dec. 31, 2024		81,865	68,709	5,106	39,744	25,873	(713)	(1,300)	[1]	(1,196)	(108)	23	0	(12)	(7)	11,550		1,606
Total comprehensive income (loss), net of tax	[1]	3,757	3,650	0	0	6,606	0	(2,956)		377	(93)	(59)	0	(3,199)	17	0		106
Gains (losses) attributable to equity instruments designated as at fair value through other comprehensive income, net of tax		0	0	0	0	0	0	0	[1]	0	0	0	0	0	0	0		0
Gains (losses) upon early extinguishment attributable to change in own credit risk of financial liabilities designated as at fair value through profit and loss, net of tax		0	0	0	0	(9)	0	9	[1]	0	9	0	0	0	0	0		0
Common shares cancelled	[4]	0	0	(215)	(1,459)	0	1,675	0	[1]	0	0	0	0	0	0	0		0
Cash dividends paid		(1,421)	(1,315)	0	0	(1,315)	0	0	[1]	0	0	0	0	0	0	0		(107)
Coupon on additional equity components, before tax		(761)	(761)	0	0	(761)	0	0	[1]	0	0	0	0	0	0	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(118)	(119)	0	0	(119)	0	0	[1]	0	0	0	0	0	0	0		1
Net change in share awards in the reporting period		63	63	0	63	0	0	0	[1]	0	0	0	0	0	0	0		0
Treasury shares distributed under share-based compensation plans		472	472	0	0	0	472	0	[1]	0	0	0	0	0	0	0		0
Tax benefits related to share-based compensation plans		161	161	0	161	0	0	0	[1]	0	0	0	0	0	0	0		0
Option premiums and other effects from options on common shares		(75)	(75)	0	(75)	0	0	0	[1]	0	0	0	0	0	0	0		0
Purchases of treasury shares		(1,618)	(1,618)	0	0	0	(1,618)	0	[1]	0	0	0	0	0	0	0		0
Sale of treasury shares		0	0	0	0	0	0	0	[1]	0	0	0	0	0	0	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	[1]	0	0	0	0	0	0	0		0
Other		(39)	(153)	0	(153)	0	0	0	[1]	0	0	0	0	0	0	158	[5]	(45)
Equity, Ending Balance at Dec. 31, 2025		€ 82,285	€ 69,015	€ 4,891	€ 38,281	€ 30,275	€ (185)	€ (4,247)	[1]	€ (819)	€ (192)	€ (36)	€ 0	€ (3,211)	€ 10	€ 11,708		€ 1,562

[1]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax
[2]	Excluding unrealized net gains (losses) from equity method investments
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS
[4]	5 At December 19, 2025, Deutsche Bank cancelled 37.7 million of its common shares; the cancellation reduced the nominal value of the shares by € 96 million; the cancelled shares had been held in common shares in treasury, at their acquisition cost of € 1.0 billion; the difference between the common shares at cost and their nominal value has reduced additional-paid-in capital by
€ 903 million. At January 3, 2025, Deutsche Bank cancelled 46.4 million of its common shares; the cancellation reduced the nominal value of the shares by   € 119 million; the cancelled shares had been held in common shares in treasury, at their acquisition cost of .€ 675 million; the difference between the common shares at cost and their nominal value has reduced additional paid-in capital by € 556 million. At March 5, 2024, Deutsche Bank cancelled 45.5 million of its common shares; the cancellation reduced the nominal value of the shares by € 117 million; the cancelled shares had been held in common shares in treasury, at their acquisition cost of€ 450 million; the difference between the common shares at cost and their nominal value has reduced additional paid-in capital by€ 333 million. At February 28, 2023, Deutsche Bank cancelled 26.5 million of its common shares; the cancellation reduced the nominal value of the shares by € 68 million; the cancelled shares had been held in common shares in treasury, at their acquisition cost of € 300 million; the difference between the common shares at cost and their nominal value has reduced additional paid-in capital by € 232 million

[5]	Includes net proceeds from issuance, purchase and sale of Additional Equity Components